Label	Element	Value
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)